RELATED PARTY TRANSACTIONS (Details) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jul. 29, 2020 CAD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity						$ 1,000,000,000
Percentage of issued and outstanding exchangeable shares held by Brookfield					19.30%	29.60%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions	$ 7,000,000	$ 7,000,000	$ 13,000,000	$ 13,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions	0	0	0	0
Revenue from rendering of services, related party transactions	1,000,000	1,000,000	1,000,000	1,000,000
Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000,000,000		1,000,000,000
Subsidiary and corporate borrowings	0		0
Amounts payable, related party transactions	$ 1,120,000,000		$ 1,120,000,000				$ 0
Borrowings, maturity			P10Y
Amounts payable, related party transactions, interest rate	5.00%		5.00%
Interest Expense, Related Party Transactions	$ 13,000,000	$ 0	$ 13,000,000	$ 0
Interest Expense, Related Party Transactions, Unpaid			$ 2,000,000
Brookfield Secondary Offering, Shares Issued | shares					5.0
Brookfield Secondary Offering, Proceeds					$ 305